UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           08-01-2011
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 22
                                        ---------------

Form 13F Information Table Value Total: 21061
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                  June 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      836     2492 SH       Sole                                       2492
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      357    12000 SH       Sole                                      12000
BCE INC COM                    COM              05534B760      312     7950 SH       Sole                                       7950
BIOTECH HLDRS DEP RCPTS        COM              09067d201      629     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITYTR  COM              09254b109      697    48100 SH       Sole                                      48100
CENTURYLINK INC                COM              156700106      283     7000 SH       Sole                                       7000
CURTISS-WRIGHT CORP            COM              231561101      657    20300 SH       Sole                                      20300
DISH NETWORK CORPORATION       COM              25470M109     5383   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      202    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      676    18546 SH       Sole                                      18546
EXXON MOBIL CORP               COM              30231g102     5200    63900 SH       Sole                                      63900
FORD MTR CO DEL COM            COM              345370860      177    12830 SH       Sole                                      12830
GENERAL GROWTH PPTYS INCNEW CO COM              370023103      339    20296 SH       Sole                                      20296
ISHARES GOLD TRUST ISHARES ISI COM              464285105     2642   180450 SH       Sole                                     180450
OCCIDENTAL PETROLEUM CORP      COM              674599105      416     4000 SH       Sole                                       4000
PUTNAM PREMIER INC TRSH BEN IN COM              746853100      266    40600 SH       Sole                                      40600
TELEDYNE TECH INC              COM              879360105      441     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      223     4626 SH       Sole                                       4626
GENERAL MOTORS CO PFD                           37045v209      458     9400 SH       Sole                                       9400
GREAT PLAINS ENERGY INC                         391164803      219     3350 SH       Sole                                       3350
PPL CORPORATION CORP UTS 5/1/1                  69351T114      293     5350 SH       Sole                                       5350
SEASPAN CORP PFD STOCK 9.50%                    Y75638125      354    12950 SH       Sole                                      12950